CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
CONSOLIDATED BALANCE SHEETS [Abstract]
Loans receivable, fair value	[1]	¥ 317,218	¥ 303,956
Receivables from Customers, fair value		1,803	2,180
Securities purchased under agreements to resell, fair value		1,529,451	1,087,138
Trading assets, securities pledged as collateral		8,114,490	9,266,192
Trading assets, fair value		8,133	9,156
Private equity investments, fair value		6,539	3,476
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization		383,992	350,820
Other assets, fair value		90,984	56,976
Short-term borrowings, fair value		189,018	49,279
Securities sold under agreements to repurchase, fair value		982,567	530,397
Other liabilities, fair value		15,786	1,123
Long-term borrowings, fair value		¥ 2,578,489	¥ 1,984,986
Common stock
Authorized		6,000,000,000	6,000,000,000
Issued		3,822,562,601	3,822,562,601
Outstanding		3,598,865,213	3,717,630,462
Common stock held in treasury, shares		223,697,388	104,932,139

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.